Geographic Revenue Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting Information, Profit (Loss) [Abstract]
Schedule Of Revenues From Foreign Customers And Long Lived Assets By Geographical Areas [Table Text Block]
The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
PRC (excluding HK SAR, Macau and Taiwan)	4,932,284	6,421,123	2,646,767	384,956
HK SAR, Macau and Taiwan	7,085	1,992	20,931	3,044
United States of America	513,690	223,229	182,810	26,589
Japan	2,363,239	737,813	572,690	83,294
Europe	221,776	386,266	214,972	31,266
India	18,970	330,738	260,624	37,906
Chile	-	4,282	246,862	35,905
EL Salvador	-	-	86,002	12,508
South Korea	2,074	10,830	1,041	151
Other countries	316,981	247,451	223,516	32,510
Total net revenues	8,376,099	8,363,724	4,456,215	648,129